UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jerrold N. Fine        Westport, CT      05/17/10
   ---------------------   -------------------  ----------
        [Signature]            [City, State]      [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   84
                                               -------------

Form 13F Information Table Value Total:             $221,244
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number           Name


      1.    28-12871                    CHARTER OAK MANAGEMENT GP LLC

      2.                                FINE PARTNERS, L.P.

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
                                               Form 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5             COLUMN6    COLUMN 7          COLUMN 8
----------------------------- --------------   ---------  --------- --------- ---- ----- ---------- --------- ---------------------
                                   TITLE                    VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER               OF CLASS        CUSIP     (x$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE   SHARED   NONE
----------------------------- ---------------  ---------- --------- ---------- ---- ---- ---------- --------- ------- ------- ------
AMERICAN WTR WKS CO INC NEW    COM             030420103     9,950    457,281   SH         DEFINED     1, 2   457,281    0       0
AMERICAN WTR WKS CO INC NEW    COM             030420103       495     22,741   SH         DEFINED      1      22,741    0       0
ANADARKO PETE CORP             COM             032511107     8,446    115,963   SH         DEFINED     1, 2   115,963    0       0
ANADARKO PETE CORP             COM             032511107       420      5,767   SH         DEFINED      1       5,767    0       0
AQUA AMERICA INC               COM             03836W103     5,552    315,988   SH         DEFINED     1, 2   315,988    0       0
AQUA AMERICA INC               COM             03836W103       276     15,715   SH         DEFINED      1      15,715    0       0
ASTEC INDS INC                 COM             046224101        27        952   SH         DEFINED     1, 2       952    0       0
ASTEC INDS INC                 COM             046224101         1         48   SH         DEFINED      1          48    0       0
CARMIKE CINEMAS INC            COM             143436400     1,963    141,555   SH         DEFINED     1, 2   141,555    0       0
CARMIKE CINEMAS INC            COM             143436400        98      7,040   SH         DEFINED      1       7,040    0       0
CEPHALON INC                   COM             156708109    16,314    240,696   SH         DEFINED     1, 2   240,696    0       0
CEPHALON INC                   COM             156708109       811     11,970   SH         DEFINED      1      11,970    0       0
DANA HOLDING CORP              COM             235825205     2,152    181,172   SH         DEFINED     1, 2   181,172    0       0
DANA HOLDING CORP              COM             235825205       105      8,828   SH         DEFINED      1       8,828    0       0
DIRECTV GROUP INC              COM             25459L106     3,257     96,331   SH         DEFINED     1, 2    96,331    0       0
DIRECTV GROUP INC              COM             25459L106       162      4,791   SH         DEFINED      1       4,791    0       0
DYNEGY INC DEL                 CL A            26817G102       505    401,084   SH         DEFINED     1, 2   401,084    0       0
DYNEGY INC DEL                 CL A            26817G102        25     19,947   SH         DEFINED      1      19,947    0       0
EOG RES INC                    COM             26875P101     8,954     96,338   SH         DEFINED     1, 2    96,338    0       0
EOG RES INC                    COM             26875P101       445      4,791   SH         DEFINED      1       4,791    0       0
EVEREST RE GROUP LTD           COM             G3223R108    14,898    184,091   SH         DEFINED     1, 2   184,091    0       0
EVEREST RE GROUP LTD           COM             G3223R108       741      9,155   SH         DEFINED      1       9,155    0       0
FEDEX CORP                     COM             31428X106     3,393     36,323   SH         DEFINED     1, 2    36,323    0       0
FEDEX CORP                     COM             31428X106       169      1,806   SH         DEFINED      1       1,806    0       0
GRANITE CONSTR INC             COM             387328107     7,279    240,866   SH         DEFINED     1, 2   240,866    0       0
GRANITE CONSTR INC             COM             387328107       362     11,979   SH         DEFINED      1      11,979    0       0
HARLEY DAVIDSON INC            COM             412822108     2,566     91,400   SH  PUT    DEFINED     1, 2    91,400    0       0
HARLEY DAVIDSON INC            COM             412822108       241      8,600   SH  PUT    DEFINED      1       8,600    0       0
HUMAN GENOME SCIENCES INC      COM             444903108    14,555    481,967   SH         DEFINED     1, 2   481,967    0       0
HUMAN GENOME SCIENCES INC      COM             444903108       722     23,901   SH         DEFINED      1      23,901    0       0
ITC HLDGS CORP                 COM             465685105     1,014     18,431   SH         DEFINED     1, 2    18,431    0       0
ITC HLDGS CORP                 COM             465685105        50        917   SH         DEFINED      1         917    0       0
KAR AUCTION SVCS INC           COM             48238T109     3,264    216,759   SH         DEFINED     1, 2   216,759    0       0
KAR AUCTION SVCS INC           COM             48238T109       162     10,780   SH         DEFINED      1      10,780    0       0
LINN ENERGY LLC                UNIT LTD LIAB   536020100     1,360     52,865   SH         DEFINED     1, 2    52,865    0       0
LOWES COS INC                  COM             548661107     1,446     59,647   SH         DEFINED     1, 2    59,647    0       0
LOWES COS INC                  COM             548661107        72      2,966   SH         DEFINED      1       2,966    0       0
MCDONALDS CORP                 COM             580135101     8,999    134,871   SH         DEFINED     1, 2   134,871    0       0
MCDONALDS CORP                 COM             580135101       447      6,707   SH         DEFINED      1       6,707    0       0
MEDTRONIC INC                  COM             585055106     8,576    190,460   SH         DEFINED     1, 2   190,460    0       0
MEDTRONIC INC                  COM             585055106       430      9,540   SH         DEFINED      1       9,540    0       0
METLIFE INC                    COM             59156R108     3,305     76,252   SH         DEFINED     1, 2    76,252    0       0
METLIFE INC                    COM             59156R108       162      3,748   SH         DEFINED      1       3,748    0       0
MORGAN STANLEY                 COM NEW         617446448     4,184    142,845   SH         DEFINED     1, 2   142,845    0       0
MORGAN STANLEY                 COM NEW         617446448       210      7,155   SH         DEFINED      1       7,155    0       0
MYLAN INC                      COM             628530107    12,264    540,009   SH         DEFINED     1, 2   540,009    0       0
MYLAN INC                      COM             628530107       610     26,856   SH         DEFINED      1      26,856    0       0
NUTRI SYS INC NEW              COM             67069D108     1,188     66,661   SH         DEFINED     1, 2    66,661    0       0
NUTRI SYS INC NEW              COM             67069D108        60      3,339   SH         DEFINED      1       3,339    0       0
O REILLY AUTOMOTIVE INC        COM             686091109     1,972     47,272   SH         DEFINED     1, 2    47,272    0       0
O REILLY AUTOMOTIVE INC        COM             686091109        98      2,358   SH         DEFINED      1       2,358    0       0
OCCIDENTAL PETE CORP DEL       COM             674599105     9,763    115,480   SH         DEFINED     1, 2   115,480    0       0
OCCIDENTAL PETE CORP DEL       COM             674599105       486      5,743   SH         DEFINED      1       5,743    0       0
OREXIGEN THERAPEUTICS INC      COM             686164104     3,284    557,492   SH         DEFINED     1, 2   557,492    0       0
OREXIGEN THERAPEUTICS INC      COM             686164104       162     27,508   SH         DEFINED      1      27,508    0       0
PFIZER INC                     COM             717081103     7,440    433,843   SH         DEFINED     1, 2   433,843    0       0
PFIZER INC                     COM             717081103       373     21,742   SH         DEFINED      1      21,742    0       0
PREMIER EXIBITIONS INC         COM             74051E102       819    518,181   SH         DEFINED     1, 2   518,181    0       0
PREMIER EXIBITIONS INC         COM             74051E102        34     21,322   SH         DEFINED      1      21,322    0       0
RADNET INC                     COM             750491102       723    227,489   SH         DEFINED     1, 2   227,489    0       0
RADNET INC                     COM             750491102        36     11,313   SH         DEFINED      1      11,313    0       0
RAILAMERICA INC                COM             750753402     1,687    142,996   SH         DEFINED     1, 2   142,996    0       0
RAILAMERICA INC                COM             750753402        83      7,004   SH         DEFINED      1       7,004    0       0
REGAL ENTMT GROUP              CL A            758766109     6,696    381,119   SH         DEFINED     1, 2   381,119    0       0
REGAL ENTMT GROUP              CL A            758766109       332     18,881   SH         DEFINED      1      18,881    0       0
SOUTH JERSEY INDS INC          COM             838518108     1,084     25,814   SH         DEFINED     1, 2    25,814    0       0
SOUTH JERSEY INDS INC          COM             838518108        54      1,284   SH         DEFINED      1       1,284    0       0
SPDR GOLD TRUST                GOLD SHS        78463V107       999      9,172   SH         DEFINED     1, 2     9,172    0       0
SPDR GOLD TRUST                GOLD SHS        78463V107        50        456   SH         DEFINED      1         456    0       0
SPDR SERIES TRUST              S&P RETAIL ETF  78464A714     1,181     28,600   SH  PUT    DEFINED     1, 2    28,600    0       0
SPDR SERIES TRUST              S&P RETAIL ETF  78464A714        58      1,400   SH  PUT    DEFINED      1       1,400    0       0
SYMANTEC CORP*                 COM             871503108     3,627    214,269   SH         DEFINED     1, 2   214,269    0       0
SYMANTEC CORP*                 COM             871503108       182     10,731   SH         DEFINED      1      10,731    0       0
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209     6,077     96,338   SH         DEFINED     1, 2    96,338    0       0
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209       302      4,791   SH         DEFINED      1       4,791    0       0
TREEHOUSE FOODS INC            COM             89469A104        42        952   SH         DEFINED     1, 2       952    0       0
TREEHOUSE FOODS INC            COM             89469A104         2         48   SH         DEFINED      1          48    0       0
VALIDUS HOLDINGS LTD           COM SHS         G9319H102     7,367    267,604   SH         DEFINED     1, 2   267,604    0       0
VALIDUS HOLDINGS LTD           COM SHS         G9319H102       366     13,308   SH         DEFINED      1      13,308    0       0
VELOCITY EXPRESS CORP          CONV PFD        92257T939        14    219,078   SH         DEFINED     1, 2   219,078    0       0
VELOCITY EXPRESS CORP          SER N           92257T970         6     87,315   SH         DEFINED     1, 2    87,315    0       0
VELOCITY EXPRESS CORP          SER Q           92257TXY4         6     95,229   SH         DEFINED     1, 2    95,229    0       0
WAL MART STORES INC            COM             931142103    12,529    225,350   SH         DEFINED     1, 2   225,350    0       0
WAL MART STORES INC            COM             931142103       623     11,207   SH         DEFINED      1      11,207    0       0
